PRINCIPAL ACCOUNTING POLICIES (Details 3)	9 Months Ended
Sep. 30, 2015 ¥ / $
PRINCIPAL ACCOUNTING POLICIES
RMB/USD exchange rate used in translation	6.3556
Minimum
Use right years	3 years
Maximum
Use right years	10 years
Land use right | Minimum
Use right years	40 years
Land use right | Maximum
Use right years	50 years